LVIP Mondrian International Value Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.77%
Australia–0.99%
QBE Insurance Group	1,345,748	$ 8,370,596
		8,370,596
Denmark–1.04%
ISS	669,441	8,810,972
		8,810,972
France–8.04%
Cie de Saint-Gobain	709,425	29,715,784
†Dassault Aviation	2,688	2,267,466
Sanofi	280,569	28,116,328
Societe Generale	596,170	7,913,508
		68,013,086
Germany–8.55%
Allianz	116,959	22,447,901
Continental	277,107	30,029,615
Deutsche Telekom	96,788	1,611,523
Evonik Industries	702,874	18,182,599
		72,271,638
Hong Kong–8.64%
China Mobile	3,006,000	19,296,365
CK Hutchison Holdings	3,904,000	23,657,274
Jardine Matheson Holdings	256,500	10,196,281
WH Group	24,439,500	19,935,465
		73,085,385
Italy–4.09%
Enel	2,512,394	21,797,296
Eni	1,640,173	12,819,695
		34,616,991
Japan–29.02%
Coca-Cola Bottlers Japan Holdings	796,600	13,335,107
FUJIFILM Holdings	519,500	25,607,111
Fujitsu	107,800	14,727,375
Honda Motor	923,800	21,937,724
Isuzu Motors	667,600	5,838,674
Kyocera	467,500	26,767,425
Mitsubishi Electric	1,422,400	19,300,824
Nippon Telegraph & Telephone	530,700	10,835,128
Otsuka Holdings	455,600	19,301,629
Sekisui Chemical	1,014,800	16,232,001
Sony	191,100	14,646,291
Takeda Pharmaceutical	672,200	24,026,395
Tokio Marine Holdings	364,900	15,966,033
Toyota Industries	266,400	16,868,926
		245,390,643
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Netherlands–2.88%
Koninklijke Ahold Delhaize	205,368	$ 6,070,248
Royal Dutch Shell Class B	1,506,027	18,263,660
		24,333,908
Singapore–3.72%
Singapore Telecommunications	5,361,700	8,391,448
United Overseas Bank	1,637,981	23,074,550
		31,465,998
Spain–3.06%
†Banco Santander	8,240,412	15,370,441
Naturgy Energy Group	521,212	10,452,727
		25,823,168
Sweden–2.88%
Telia	5,959,681	24,381,856
		24,381,856
Switzerland–5.79%
ABB	958,897	24,378,846
Novartis	206,749	17,950,840
Zurich Insurance Group	19,086	6,655,574
		48,985,260
Taiwan–2.71%
Taiwan Semiconductor Manufacturing	969,000	14,577,700
Taiwan Semiconductor Manufacturing ADR	102,252	8,289,570
		22,867,270
United Kingdom–17.36%
BP	4,671,761	13,510,632
GlaxoSmithKline	1,190,788	22,324,282
†Kingfisher	6,530,216	25,013,333
†Lloyds Banking Group	48,900,044	16,600,677
SSE	1,627,501	25,330,688
Tesco	7,831,860	21,485,176
†Travis Perkins	403,088	5,639,698
WPP	2,145,771	16,852,766
		146,757,252
Total Common Stock (Cost $898,295,978)		835,174,023
PREFERRED STOCK–0.14%
Germany–0.14%
Bayerische Motoren Werke 5.70%	21,446	1,172,074
Total Preferred Stock (Cost $1,547,482)		1,172,074

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.08%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	668,149	$ 668,149
Total Money Market Fund (Cost $668,149)		668,149

TOTAL INVESTMENTS–98.99% (Cost $900,511,609)	837,014,246
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.01%	8,579,526
NET ASSETS APPLICABLE TO 63,450,375 SHARES OUTSTANDING–100.00%	$845,593,772

† Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contract
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	HKD	(6,104,990)	USD	787,726	10/5/20	$—	$(15)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BCLY–Barclays Bank
HKD–Hong Kong Dollar
USD–United States Dollar
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$8,370,596	$—	$8,370,596
Denmark	—	8,810,972	—	8,810,972
France	—	68,013,086	—	68,013,086
Germany	—	72,271,638	—	72,271,638
Hong Kong	—	73,085,385	—	73,085,385
Italy	—	34,616,991	—	34,616,991
Japan	—	245,390,643	—	245,390,643
Netherlands	—	24,333,908	—	24,333,908
Singapore	—	31,465,998	—	31,465,998
Spain	—	25,823,168	—	25,823,168
Sweden	—	24,381,856	—	24,381,856
Switzerland	—	48,985,260	—	48,985,260
Taiwan	8,289,570	14,577,700	—	22,867,270
United Kingdom	—	146,757,252	—	146,757,252
Preferred Stock	—	1,172,074	—	1,172,074
Money Market Fund	668,149	—	—	668,149
Total Investments	$8,957,719	$828,056,527	$—	$837,014,246
Derivatives:

Liabilities:
Foreign Currency Exchange Contracts	$—	$(15)	$—	$(15)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Mondrian International Value Fund–4